Other Current Assets	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets

Note 6 – Other Current Assets

Other current assets included the following as of December 31, 2017 and 2016, respectively:

	December 31, 2017	December 31, 2016
Security deposits	$52,100	$50,000
Prepaid expenses	31,080	35,150
	$83,180	$85,150